COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES	12 Months Ended
Jul. 31, 2017
COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES [Text Block]

NOTE 11. COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

Operating leases

The total future minimum lease payments under the non-cancellable operating leases as of July 31, 2017 are payable as follows (all amounts are due to a related party (see Note 7) except for $83,132 in the year ending July 31, 2018):

Year ending July 31, 2018	$205,563
Year ending July 31, 2019	122,970
Year ending July 31, 2020	122,970
Year ending July 31, 2021	122,970
Thereafter	338,167
Total	$912,640

Rental expense of the Company for the year ended July 31, 2017, 2016 and 2015 were $212,610, $127,835 and $344,736, respectively.

Contractual Obligations and Commitments

The following table sets forth the Company’s principal obligations and commitments for the next five fiscal years as of July 31, 2017 aggregating $19,927,664, of which $2,853,068 is included in current liabilities in the Company’s consolidated balance sheet at July 31, 2017.

		Payments Due By Year
						After
	Total	2018	2019	2020	2021	2021
Capital commitments to acquire inventory
Purchase obligations	$16,113,770	$16,113,770	$-	$-	$-	$-
Operating leases	912,640	205,563	122,970	122,970	122,970	338,167
Due to directors	500,247	500,247	-	-	-	-
Due to related parties	2,352,821	2,352,821	-	-	-	-
Consulting agreements	423,186	228,186	180,000	15,000	-	-
Total	$20,302,664	$19,400,587	$302,970	$137,970	$122,970	$338,167

Contingencies

On September 23, 2013, the Company issued 60,000,000 shares of restricted common stock at $0.001 per share to Mr. Roy Thomas Phillips, who was then a consultant to the Company and later served as the acting CFO of the Company beginning July 29, 2014, and two other non-related parties obtained a total of 7,000,000 shares of restricted common stock. The shares were issued in contemplation of a secondary offering. The Company takes the position that these shares should be cancelled since no secondary offering was consummated. The Company is taking steps to have these shares canceled. The Company valued the 67,000,000 shares of common stock issued at $67,000 as there was no market for the Company’s common stock and it has limited or no trading; and there is thought to be minimal value in the Company at the time of issuance, therefore the par value is thought to match the assumed market price of the Company’s common stock which is at $0.001 per share. The issuance of these securities could result in further dilution to the Company’s stockholders which effects the earnings (loss) per share amount of the Company. The Company might incur additional expenses to have these shares canceled. On July 24, 2015, 7,000,000 shares issued to two other non-related parties were cancelled. For the years ended July 31, 2017, 2016, and 2015, the dilutive effect of not canceling the 60,000,000 shares is incorporated in the consolidated financial statements as the Company recorded such shares as issued and outstanding. For the year ended July 31, 2017, not canceling the 60,000,000 shares has an anti-dilutive effect. The loss per share for the years ended July 31, 2016, and 2015 remained $0.00, and $0.00, respectively, with the dilutive effect of not canceling such shares. If the shares are not voluntarily returned for cancellation, the Company will need to commence litigation in Delaware to obtain a judgment to cancel the shares for lack of consideration. At this time, the Company is unable to estimate the cost such litigation if it takes place.